Cash and cash equivalents, financial investments and derivative financial instruments - Cash and cash equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents, financial investments and derivative financial instruments
Cash and bank deposits in local currency	R$ 105,986	R$ 317,907
Cash and bank deposits in foreign currency	5,811	16,640
Fixed-income securities in local currency	5,204,766	1,943,164
Fixed-income securities in foreign currency	305,206	2,363
Total cash and cash equivalents	R$ 5,621,769	R$ 2,280,074	R$ 2,661,494	R$ 2,115,379